Prospectus supplement dated September 9, 2020
to the following prospectus(es):
BOA Advisor Variable Annuity prospectus dated May 1, 2014
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
(1) The Board of Trustees of Nationwide Variable Insurance Trust (the "Board"), on behalf of NVIT Multi-Manager Large Cap Value Fund, approved the merger of the NVIT Multi-Manager Large Cap Value Fund (the "Target Fund") into the NVIT Mellon Dynamic U.S. Equity Income Fund (the "Surviving Fund"). The merger will be effective on or about September 11, 2020 (the "Effective Date").
As of the Effective Date, the following changes apply to the contract:
•	the Target Fund will no longer be available to receive transfers or new purchase payments;
•	the Target Fund will transfer all or substantially all of its assets to the Surviving Fund in exchange for shares of the Surviving Fund; and
•	the Surviving Fund will assume all liabilities of the Target Fund.
Accordingly, the following changes apply to the prospectus:
(1)	Appendix A: Underlying Mutual Funds is amended to add the following:
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks capital appreciation, and secondarily current income.
(2)	All references in the prospectus to the Target Fund are deleted and replaced with the Surviving Fund.
(2) The Board of Trustees of Nationwide Variable Insurance Trust (the "Board"), on behalf of NVIT Multi-Manager International Value Fund, approved the merger of the NVIT Multi-Manager International Value Fund (the "Target Fund") into the NVIT Columbia Overseas Value Fund (the "Surviving Fund"). The merger will be effective on or about October 16, 2020 (the "Effective Date").
As of the Effective Date, the following changes apply to the contract:
•	the Target Fund will no longer be available to receive transfers or new purchase payments;
•	the Target Fund will transfer all or substantially all of its assets to the Surviving Fund in exchange for shares of the Surviving Fund; and
•	the Surviving Fund will assume all liabilities of the Target Fund.
Accordingly, the following changes apply to the prospectus:
(1)	Appendix A: Underlying Mutual Funds is amended to add the following:
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Columbia Management Investment Advisers, LLC
Investment Objective:	The fund seeks to maximize total return consisting of capital appreciation and/or current income.
(2)	All references in the prospectus to the Target Fund are deleted and replaced with the Surviving Fund.
(3)	Appendix A: Underlying Mutual Funds is amended to remove the following underlying mutual fund as an investment option under the contract:
PROS-2020-211

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (formerly, Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I)
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective October 16, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Columbia Management Investment Advisers, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
(3) The Board of Trustees of Nationwide Variable Insurance Trust (the "Board"), on behalf of NVIT DFA Capital Appreciation Fund, approved the merger of the NVIT DFA Capital Appreciation Fund (the "Target Fund") into the NVIT Investor Destinations Capital Appreciation Fund (the "Surviving Fund"). The merger will be effective on or about October 23, 2020 (the "Effective Date").
As of the Effective Date, the following changes apply to the contract:
•	the Target Fund will no longer be available to receive transfers or new purchase payments;
•	the Target Fund will transfer all or substantially all of its assets to the Surviving Fund in exchange for shares of the Surviving Fund; and
•	the Surviving Fund will assume all liabilities of the Target Fund.
All references in the prospectus to the Target Fund are deleted and replaced with the Surviving Fund.
(4) The Board of Trustees of Nationwide Variable Insurance Trust (the "Board"), on behalf of NVIT DFA Moderate Fund, approved the merger of the NVIT DFA Moderate Fund (the "Target Fund") into the NVIT Investor Destinations Moderate Fund (the "Surviving Fund"). The merger will be effective on or about October 23, 2020 (the "Effective Date").
As of the Effective Date, the following changes apply to the contract:
•	the Target Fund will no longer be available to receive transfers or new purchase payments;
•	the Target Fund will transfer all or substantially all of its assets to the Surviving Fund in exchange for shares of the Surviving Fund; and
•	the Surviving Fund will assume all liabilities of the Target Fund.
All references in the prospectus to the Target Fund are deleted and replaced with the Surviving Fund.
PROS-2020-211
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